Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade receivables, allowance	$ 1,266	$ 1,171	$ 1,233
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	170,000,000	170,000,000	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,700,000,000	1,700,000,000	0
Common stock, shares issued	23,000,000	23,000,000	0
Common stock, shares outstanding	23,000,000	23,000,000	0
Common Class B [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	175,000,000	175,000,000	0
Common stock, shares issued	150,000,000	150,000,000	0
Common stock, shares outstanding	150,000,000	150,000,000	0